Document and Entity Information Document	Apr. 18, 2022
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.10 Par Value Per Share
Document Type	8-K/A
Document Period End Date	Apr. 18, 2022
Entity Registrant Name	INTERFACE INC
Entity Incorporation, State or Country Code	GA
Entity File Number	001-33994
Entity Tax Identification Number	58-1451243
Entity Address, Address Line One	1280 West Peachtree Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	770
Local Phone Number	437-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000715787
Amendment Flag	true
Trading Symbol	TILE
Security Exchange Name	NASDAQ